Product Returns Liability - Changes in Holdings' Product Returns Accrual (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Beginning of period	$ 35,736	$ 36,700
Expenditures	(15,000)	(18,800)
Provisions, net	7,500	19,600
End of period	$ 28,227	$ 35,376